UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:
March 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Minot Capital Management, LLC
Address:
One International Place
26th Floor, Suite 2601
Boston, MA 02110


13F File Number:28-10351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Robert Hardy

Title:
Chief Financial Officer

Phone:
617-589-4520

Signature,
Place,
and Date of Signing:
Robert Hardy
Boston, MA
May 12, 2005
Report Type (Check only one.):


[X]       13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: $172,518 (x1000)



List of Other Included Managers:  NONE




No.  13F File Number
Name

			TITLE OF			VALUE	SHARES/		SH/	PUT/	INVEST	OTHER	VOTING AUTHORITY
NAME OF ISSUER		CLASS		CUSIP		(X1000)	PRN AMT		PRN	CALL	DSCRTN	MNGRS	SOLE	SHARED	NONE
ALLIANCE DATA		COM		018581108	7,151	177,000		SH 		SOLE		177,000
ALTIRIS INC 		COM		02148M100	2,385	100,000		SH 		SOLE		100,000
ALVARION LTD  		SHS		M0861T100	191	20,000		SH 		SOLE		20,000
APPLIED MICRO		COM		03822W109	3,280	1,000,000	SH 		SOLE		1,000,000
BELLSOUTH CORP		COM		079860102	5,258	200,000		SH 		SOLE		200,000
BISYS GROUP INC		COM		055472104	5,488	350,000		SH 		SOLE		350,000
BROADCOM CORP		CL A		111320107	4,488	150,000		SH 		SOLE		150,000
BROCADE COMM		COM		111621108	4,736	800,000		SH 		SOLE		800,000
CATALINA MARKET		COM		148867104	186	7,200		SH 		SOLE		7,200
CELESTICA INC		SUB VTG SHS	15101Q108	3,378	250,000		SH 		SOLE		250,000
COMVERSE TECH		COM 		205862402	5,044	200,000		SH 		SOLE		200,000
COVANSYS CORP		COM 		22281W103	3,108	208,400		SH 		SOLE		208,400
DEX MEDIA		COM 		25212E100	452	21,900		SH 		SOLE		21,900
DIGITAS INC		COM 		25388K104	3,535	350,000		SH 		SOLE		350,000
ELECTRONIC ARTS		COM 		285512109	3,107	60,000		SH 		SOLE		60,000
GLOBAL CROSSING		SHS NEW		G3921A175	1,166	75,000		SH 		SOLE		75,000
GREENFIELD ONLINE	COM		395150105	4,421	225,000		SH 		SOLE		225,000
HOLLYWOOD MEDIA		COM		436233100	3,018	600,000		SH 		SOLE		600,000
HOMESTORE INC		COM		437852106	3,663	1,650,000	SH 		SOLE		1,650,000
MICROSEMI CORP		COM		595137100	4,480	275,000		SH 		SOLE		275,000
MICROSOFT CORP		COM		594918104	483	20,000		SH 		SOLE		20,000
MINDSPEED TECHN INC	COM		602682106	4,460	2,000,000	SH 		SOLE		2,000,000
NAVIGANT CONSULTING	COM		63935N107	4,765	175,000		SH 		SOLE		175,000
NIKU CORP		COM NEW		654113703	3,430	190,000		SH 		SOLE		190,000
ORACLE CORP		COM		68389X105	8,112	650,000		SH 		SOLE		650,000
PEOPLESUPPORT		COM		712714302	1,157	131,500		SH 		SOLE		131,500
POLYCOM INC COM		COM		73172K104	3,390	200,000		SH 		SOLE		200,000
QUALCOMM INC		COM		747525103	4,212	115,000		SH 		SOLE		115,000
REALNETWORKS INC	COM		75605L104	3,468	600,000		SH 		SOLE		600,000
SAPIENT CORP		COM		803062108	4,407	600,000		SH 		SOLE		600,000
SATYAM COMP		ADR		804098101	7,008	300,000		SH 		SOLE		300,000
SIEBEL SYS INC		COM		826170102	5,022	550,000		SH 		SOLE		550,000
SKYWORKS SOLUTIONS	COM		83088M102	2,540	400,000		SH 		SOLE		400,000
SONUS NETWORKS		COM		835916107	85	20,000		SH 		SOLE		20,000
SPRINT CORP		COM FON		852061100	5,688	250,000		SH 		SOLE		250,000
SUN MICROSYS		COM		866810104	3,030	750,000		SH 		SOLE		750,000
TIME WARNER INC		COM		887317105	8,775	500,000		SH 		SOLE		500,000
TIME WARNER TELECOM	CL A		887319101	5,558	1,400,000	SH 		SOLE		1,400,000
UNITEDGLOBALCOM INC	CL A		913247508	4,257	450,000		SH 		SOLE		450,000
US UNWIRED INC		COM		90338R104	6,300	1,500,000	SH 		SOLE		1,500,000
VERISIGN INC		COM		92343E102	2,870	100,000		SH 		SOLE		100,000
WIRELESS FACILITIES INC	COM		97653A103	6,031	965,000		SH 		SOLE		965,000
WRIGHT EXPRESS		COM		98233Q105	4,703	275,000		SH 		SOLE		275,000
XYRATEX			COM		G98268108	842	45,000		SH 		SOLE		45,000
YAHOO INC		COM		984332106	3,390	100,000		SH 		SOLE		100,000

REPORT SUMMARY		45 DATA RECORDS